Cover	May 03, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2022
Entity File Number	001-40322
Entity Registrant Name	VALOR LATITUDE ACQUISITION CORP.
Entity Central Index Key	0001843091
Entity Tax Identification Number	98-1578908
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	1-1104
City Area Code	973
Local Phone Number	290-2331
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VLAT
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	VLATW
Security Exchange Name	NASDAQ
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	VLATU
Security Exchange Name	NASDAQ